Long-term debt - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) vessel semi-annual_payment	Dec. 31, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Accretion of deferred financing costs	$ 3,600,000	$ 3,600,000
Debt instruments issued	29,430,000	29,849,000
Repayments of borrowings	295,917,000	388,216,000
Long-term debt	$ 2,363,372,000	1,768,853,000
Egypt limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Number of semi-annual principal payments | semi-annual_payment	24
Long-term debt	$ 46,948,000	75,165,000
Egypt limited recourse debt facilities | Egypt entity
Disclosure of detailed information about borrowings [line items]
Percentage of gas requirements (greater than)	70.00%
Egypt limited recourse debt facilities | Bottom of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.60%
Egypt limited recourse debt facilities | Top of range | LIBOR
Disclosure of detailed information about borrowings [line items]
Basis spread, percent	1.90%
Other limited recourse debt facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 160,964,000	158,026,000
Other limited recourse debt facilities | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Ownership rate	50.00%
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036
Disclosure of detailed information about borrowings [line items]
Number of vessels to be acquired | vessel	1
Long-term debt	$ 12,839,000	0
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036 | 50% owned subsidiary
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 13,000,000
Other limited recourse debt facilities, 5.08% due 5.08% due September 15, 2036 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.08%
Unsecured debt due October 15, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 700,000,000
Borrowings, interest rate	5.125%
Debt instruments issued	$ 700,000,000
Long-term debt	$ 691,434,000	0
Unsecured debt due October 15, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.125%
Unsecured debt due March 1, 2022
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings	$ 250,000,000
Construction facilities
Disclosure of detailed information about borrowings [line items]
Long-term debt	173,000,000
Undrawn borrowing facilities	$ 627,000,000	800,000,000
Debt covenant, debt to capitalization ratio	60.00%
Revolving credit facility
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	$ 300,000,000	$ 300,000,000
Debt covenant, EBITDA to interest coverage ratio	2
Debt covenant, debt to capitalization ratio	57.50%
Default payment accelerated by a creditor, amount of indebtedness (or more)	$ 50,000,000
Default that permits a creditor to demand repayment, amount of indebtedness (or more)	$ 50,000,000
Revolving credit facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Debt covenant, EBITDA to interest coverage ratio	1.25
Amended revolving credit facility
Disclosure of detailed information about borrowings [line items]
Debt covenant, debt to capitalization ratio	60.00%